Customer and Supplier Concentrations	6 Months Ended
Jun. 30, 2025
Customer and Supplier Concentration [Abstract]
Customer and Supplier Concentrations

Note 19. Customer and Supplier Concentrations

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenue and purchases, respectively.

The Company sold a substantial portion of products to one customer (55.79% of total revenue) during six months ended June 30, 2025. As of June 30, 2025, the amount due from this customer included in accounts receivable was $937,231, representing 13.12% of total accounts receivable.

The Company sold a substantial portion of products to two customers (34.83% and 12.05% of total revenue) during six months ended June 30, 2024. As of June 30, 2024, the amount due from these customers included in accounts receivable was $1,954,710, representing 53.39% of total accounts receivable.

The loss of any significant customers or the failure to attract new customers could have a material adverse effect on the Operating Entity’s business, and the Company’s consolidated results of operations and financial condition.

For the six months ended June 30, 2025, two suppliers contributed approximately 17.18% and 15.91% of total purchases made by the Company.

For the six months ended June 30, 2024, two suppliers contributed approximately 18.13% and 17.80% of total purchases made by the Company.

The loss of any significant suppliers or the failure to purchase key raw materials could have a material adverse effect on the Operating Entity’s business, and the Company’s consolidated results of operations and financial condition.